Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	$ 45,565	$ 40,095
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	40,095	37,382
Additions	6,510	6,593
Disposals	(55)	(30)
Asset impairment		(1,243)
Depreciation and amortization	(2,080)	(1,861)
Transfers between classifications (c)	0	0
Changes in decommissioning, restoration and other provisions	931	(888)
Capitalized borrowing costs (Note 11)	780	489
Reclassification of property, plant and equipment		(1,552)
Changes in foreign exchange rates	(616)	1,205
Closing net book value	45,565	40,095
Exploration and Evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	1,432	895
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	895	944
Additions	581	102
Disposals	(12)	0
Asset impairment		(37)
Depreciation and amortization	0	0
Transfers between classifications (c)	0	0
Changes in decommissioning, restoration and other provisions	(7)	0
Capitalized borrowing costs (Note 11)	0	0
Reclassification of property, plant and equipment		(142)
Changes in foreign exchange rates	(25)	28
Closing net book value	1,432	895
Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	14,270	13,290
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	13,290	14,681
Additions	198	0
Disposals	(2)	0
Asset impairment		(247)
Depreciation and amortization	(377)	(325)
Transfers between classifications (c)	324	104
Changes in decommissioning, restoration and other provisions	926	(743)
Capitalized borrowing costs (Note 11)	0	131
Reclassification of property, plant and equipment		(546)
Changes in foreign exchange rates	(89)	235
Closing net book value	14,270	13,290
Land, Buildings, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	21,792	8,349
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	8,349	9,138
Additions	918	389
Disposals	(34)	(25)
Asset impairment		(959)
Depreciation and amortization	(964)	(906)
Transfers between classifications (c)	13,787	1,420
Changes in decommissioning, restoration and other provisions	18	(145)
Capitalized borrowing costs (Note 11)	0	0
Reclassification of property, plant and equipment		(735)
Changes in foreign exchange rates	(282)	172
Closing net book value	21,792	8,349
Capitalized Production Stripping Costs
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	3,682	3,248
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	3,248	2,688
Additions	1,198	1,138
Disposals	0	0
Asset impairment		0
Depreciation and amortization	(739)	(630)
Transfers between classifications (c)	0	0
Changes in decommissioning, restoration and other provisions	0	0
Capitalized borrowing costs (Note 11)	0	0
Reclassification of property, plant and equipment		0
Changes in foreign exchange rates	(25)	52
Closing net book value	3,682	3,248
Construction In Progress
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	4,389	14,313
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	14,313	9,931
Additions	3,615	4,964
Disposals	(7)	(5)
Asset impairment		0
Depreciation and amortization	0	0
Transfers between classifications (c)	(14,111)	(1,524)
Changes in decommissioning, restoration and other provisions	(6)	0
Capitalized borrowing costs (Note 11)	780	358
Reclassification of property, plant and equipment		(129)
Changes in foreign exchange rates	(195)	718
Closing net book value	4,389	14,313
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	68,889	62,735
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	62,735	58,287
Closing net book value	68,889	62,735
Cost | Exploration and Evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	1,432	895
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	895	944
Closing net book value	1,432	895
Cost | Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	20,693	20,364
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	20,364	21,362
Closing net book value	20,693	20,364
Cost | Land, Buildings, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	32,637	18,567
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	18,567	18,716
Closing net book value	32,637	18,567
Cost | Capitalized Production Stripping Costs
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	9,738	8,596
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	8,596	7,334
Closing net book value	9,738	8,596
Cost | Construction In Progress
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	4,389	14,313
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	14,313	9,931
Closing net book value	4,389	14,313
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	(23,324)	(22,640)
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	(22,640)	(20,905)
Closing net book value	(23,324)	(22,640)
Accumulated depreciation | Exploration and Evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	0	0
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	0	0
Closing net book value	0	0
Accumulated depreciation | Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	(6,423)	(7,074)
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	(7,074)	(6,681)
Closing net book value	(6,423)	(7,074)
Accumulated depreciation | Land, Buildings, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	(10,845)	(10,218)
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	(10,218)	(9,578)
Closing net book value	(10,845)	(10,218)
Accumulated depreciation | Capitalized Production Stripping Costs
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	(6,056)	(5,348)
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	(5,348)	(4,646)
Closing net book value	(6,056)	(5,348)
Accumulated depreciation | Construction In Progress
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	0	0
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	0	0
Closing net book value	$ 0	$ 0